Equity	12 Months Ended
Jun. 30, 2025
Equity [Abstract]
Equity
20.	Equity

a)	Capital (number of shares)

	Number of shares
	6/30/2025		6/30/2024

Cresud	35,138,225	34.2%	35,138,225	34.2%
Charles River Capital	9,428,001	9.2%	10,929,540	10.6%
Elie Horn	6,072,969	5.9%	6,098,269	5.9%
Officers	1,174,774	1.1%	859,339	0.8%
Treasury	3,067,987	3.0%	3,067,987	3.0%
Other	47,801,488	46.6%	46,590,084	45.4%
Total shares of paid-up capital	102,683,444	100%	102,683,444	100%
Total outstanding shares	63,302,458		63,617,893

The amount shown in “Total outstanding shares” is net of treasury shares and Management shares (shares held by members of the Board of Directors, Fiscal Council, Audit Committee and Statutory Board of Executive Officers).

The Company is authorized to increase its capital, without requiring prior changes to its statutes, up to the limit of R$3,000,000, upon approval of the Board of Directors. On June 30, 2025, the Company’s subscribed and paid-up capital was R$1,587,988 (R$1,587,988 on June 30, 2024).

b)	Capital reserve

Capital Reserves are comprised of amounts received by BrasilAgro, from capital contributions that are not recorded in other capital accounts.

Share premium

The share premium arose on the acquisition of the subsidiary Agrifirma on January 27, 2020. The transaction was conducted via transfer of shares and generated a difference between capital increase and equity increase that gave rise to the reserve. The reserve was created because the capital increase was calculated based on the shareholders’ equity of Agrifirma Holding (company merged in the process) as of June 30, 2019, while the equity increase considered only one of the three share classes involved in the agreement (Unrestricted shares). The other two classes of shares that compose the price were classified under liabilities (Note 19).

The composition of the reserves follows:

	Number of shares	Amount
Unrestricted shares	4,402,404	97,569
Restricted shares	812,981	18,018
Shares issued in the initial exchange ratio / Capital increase	5,215,385	115,587

Unrestricted shares (final exchange ratio) / Capital increase	4,044,654	82,021

Reserve of goodwill on share issue		(33,566)
Return of shares – Acquisition of Agrifirma		35,188
		1,622

The Agrifirma acquisition agreement envisages a possible price adjustment if certain contingencies, identified on the transaction date, come to occur and negatively impacting the Company or the selling shareholders. The agreement allows the obligation to be settled in cash or in shares in the Company. Accordingly, a certain number of shares under the agreement remains blocked as a guarantee.

The amount blocked has been written off and is currently R$610, the write-offs were made due to the end of the lock-up period and the agreements signed subsequently, that allowed early release.

Share-based payment

The provisions recorded for the ILPA Plan total R$3,192. The remaining amount of the terminated plans has a balance of (R$1,976), resulting in an outstanding balance of R$1,216 on June 30, 2025 ((R$176) on June 30, 2024) (Note 24).

c)	Income reserves

Legal reserve

Pursuant to article 193 of Law No. 6404/76 and article 36, item (a), 5% of the Company’s net income at the end of each year, before any other allocation, is appropriated to a legal reserve, which cannot exceed 20% of the share capital account.

The Company stops appropriating to the legal reserve if the balance of reserve, plus the amount of capital reserve set forth in item 1, of article 182, of Law No. 6404/76, exceeds 30% of the share capital account. The legal reserve is intended to preserve the Company’s share capital and may only be used to offset loss and/or increase capital.

Reserve for investment and expansion

According to article 36, item (c), of BrasilAgro’s articles of incorporation and article 196 of Law No. 6404/76, BrasilAgro may allocate the remaining portion of adjusted net income for the year ended, to reserve for investment and expansion, subject to approval on the General Shareholders’ Meeting.

The balance of the retained profits reserve, except for the reserves of unrealized profit and reserves for contingencies, may not exceed the amount of capital. Once this maximum limit is reached, the General Meeting may resolve on the investment of the exceeding portion in the payment, increase of capital or in dividend distribution.

d)	Dividends

On October 24, 2024, the Company approved the payment of dividends at the Annual and Extraordinary Shareholders Meeting based on the financial statements of June 30, 2024. The amount of R$53,881 refers to the minimum mandatory dividend and R$101,119 to the Supplemental dividends proposed. The dividends declared were paid on November 12, 2024. In accordance with article 40 of the Bylaws, dividends not received or claimed prescribe after three years from the date they were made available to the shareholder and will revert to the Company.

Pursuant to article 36, of the Company’s Bylaws, net income for the year is to be allocated as follows after appropriations to the legal reserve: (i) 25% of adjusted net income will be destined for the payment of mandatory dividends; (ii) the remaining portion may be destined for Supplemental dividends approved at the Shareholders Meeting; and (iii) the balance to the reserve for investment and expansion, in compliance with Federal Law 6,404/76.

The appropriation of net income is as follows:

	2025	2024
Income for the year	138,019	226,867
(-) Constitution of legal reserve (5% of net income)	(6,901)	(11,343)
Adjusted profit for the year	131,118	215,524

(-) Mandatory minimum dividends - 25% of adjusted net income	(32,780)	(53,881)
(-) Additional dividends proposed	(42,220)	(101,119)

Proposed dividends	(75,000)	(155,000)

(-) Additional dividends proposed on profit reserve	—	—
Total dividends	(75,000)	(155,000)

Constitution of reserve for investments and expansion	56,118	60,524

Total shares of paid up capital (per thousand shares)	102,683	102,683
(-) Treasury shares (per thousand shares)	(3,068)	(3,068)
(=) Outstanding shares (per thousand shares)	99,615	99,615

Dividend per share (R$)	0.75	1.51
e)	Other comprehensive income

On June 30, 2025, the effects of the exchange rate variation resulting from the translation of the financial information of companies abroad, had a negative effect of R$7,463 (R$54,768 on June 30, 2024), with a cumulative effect of R$110,924 (R$118,387 on June 30, 2024).

f)	Treasury shares

Under article 20, item XII of the Bylaws of the Company, the Board of Directors is responsible, among others established in the law or the Bylaws, for deliberating on the acquisition by the Company of shares issued by itself, to be held in treasury and/or later cancellation or sale.

Changes in treasury shares in the year are as follows:

Treasury shares	Number of shares	Amount (R$)
At June 30, 2023	3,571,179	50,807
Transfer of shares – ILPA Plan	(503,192)	(7,159)
At June 30, 2024	3,067,987	43,648
At June 30, 2025	3,067,987	43,648